Reserves - Schedule of Most Significant Claims and Benefits Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 1,190.5	$ 1,266.1	$ 1,412.9
Less: Reinsurance ceded and other	(1,044.6)	(1,179.2)	(1,255.1)	$ (1,401.8)
Net claims and benefits payable, at beginning of year	11.3	11.0	11.1
Incurred losses and loss adjustment expenses related to:
Current year	56.5	63.4	32.0
Prior years	0.0	0.0	(0.1)
Total incurred losses and loss adjustment expenses	56.5	63.4	31.9
Paid losses and loss adjustment expenses related to:
Current year	52.1	56.6	29.0
Prior years	5.8	6.5	3.0
Total paid losses and loss adjustment expenses	57.9	63.1	32.0
Net claims and benefits payable, at end of year	9.9	11.3	11.0
Plus: Reinsurance ceded and other	1,044.6	1,179.2	1,255.1	$ 1,401.8
Claims and benefits payable, at end of year	$ 1,054.5	$ 1,190.5	$ 1,266.1